Derivative Financial Instruments (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments
Current period settlements on derivative contracts	$ 14,700,000			$ (8,100,000)						$ (37,800,000)	$ (27,200,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)
Total gain (loss) on derivatives, net	120,500,000	(8,186,000)	(168,970,000)	38,817,000	(147,253,000)	103,179,000	(9,924,000)	6,931,000	(22,106,000)	100,500,000	(108,500,000)	(285,592,000)	78,080,000	(1,506,000)
Commodity derivatives
Derivative Financial Instruments
Total gain (loss) on derivatives, net	(200,000)			4,100,000						(2,400,000)	(3,900,000)	(11,700,000)
Portion of net loss included in accrued expenses and other current liabilities	100,000	(14,000)								100,000		(14,000)
Commodity swap
Derivative Financial Instruments
Total gain (loss) on derivatives, net	120,700,000			34,700,000						102,900,000	(104,600,000)	(273,900,000)	80,400,000
Commodity swap | Not designated as hedges
Derivative Financial Instruments
Number of barrels	20,000,000	23,300,000				13,000,000				20,000,000		23,300,000	13,000,000
Net unrealized gain	71,600,000	66,800,000								71,600,000		66,800,000
Portion of net unrealized gain in current assets	66,600,000					61,600,000				66,600,000			61,600,000
Portion of net unrealized loss in current liabilities		67,700,000										67,700,000
Portion of net unrealized gain in non-current assets	$ 5,000,000	$ 900,000				$ 18,800,000				$ 5,000,000		$ 900,000	$ 18,800,000